Financial instruments and related disclosures - Fair Values of Derivatives Held (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Fair value of Assets	£ 76	£ 156
Fair value of Liabilities	(74)	(194)
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of Assets	5	23
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Net Investment Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of Assets	5	18
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash Flow Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of Assets		5
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of Assets	71	133
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of Assets	62	133
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Embedded and Other Derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of Assets	9
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of Liabilities	(26)	(92)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Net Investment Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of Liabilities	(25)	(92)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Cash Flow Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of Liabilities	(1)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of Liabilities	(48)	(102)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of Liabilities	(47)	(99)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Embedded and Other Derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of Liabilities	£ (1)	£ (3)